Directors' and Senior Management's Remuneration	12 Months Ended
Dec. 31, 2019
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Directors' and Senior Management's Remuneration
11	DIRECTORS’ AND SENIOR MANAGEMENT’S REMUNERATION
Directors’ remuneration during 2019 is as follows:

			Contributions
			relating to
		Salaries,	social insurance,
	Directors’	allowances	housing fund and	2019
	fees	and bonuses	retirement scheme	Total
	’000	’000	’000	’000
Executive directors (Expressed in RMB)
YANG Jie 1	—	461	169	630
SHANG Bing 2	—	1,354	89	1,443
LI Yue 3	—	1,585	187	1,772
Wang Yuhang 4	—	415	163	578
DONG Xin 5	—	1,469	195	1,664

	—	5,284	803	6,087

Independent non-executive directors (Expressed in Hong Kong dollar)
CHENG Mo Chi, Moses	460	—	—	460
CHOW Man Yiu, Paul	455	—	—	455
YIU Kin Wah, Stephen *	470	—	—	470
YANG Qiang **	—	—	—	—

	1,385	—	—	1,385

Directors’ remuneration during 2018 is as follows:

			Contributions
			relating to
		Salaries,	social insurance,
	Directors’	allowances	housing fund and	2018
	fees	and bonuses	retirement scheme	Total
	’000	’000	’000	’000
Executive directors (Expressed in RMB)
YANG Jie 1	—	—	—	—
SHANG Bing 2	—	867	134	1,001
LI Yue 3	—	1,000	163	1,163
SHA Yuejia 6	—	745	104	849
DONG Xin 5	—	890	157	1,047

	—	3,502	558	4,060

Independent non-executive directors (Expressed in Hong Kong dollar)
WONG Kwong Shing, Frank ***	177	—	—	177
CHENG Mo Chi, Moses	460	—	—	460
CHOW Man Yiu, Paul	455	—	—	455
YIU Kin Wah, Stephen *	417	—	—	417
YANG Qiang **	—	—	—	—

	1,509	—	—	1,509

Directors’ remuneration during 2017 is as follows:

			Contributions
			relating to
		Salaries,	social insurance,
	Directors’	allowances	housing fund and	2017
	fees	and bonuses	retirement scheme	Total
	’000	’000	’000	’000
Executive directors (Expressed in RMB)
SHANG Bing 2	—	781	123	904
LI Yue (Chief Executive Officer) 3	—	781	151	932
LIU Aili 7	—	592	110	702
SHA Yuejia 6	—	702	148	850
DONG Xin 5	—	695	145	840

	—	3,551	677	4,228

Independent non-executive directors (Expressed in Hong Kong dollar)
WONG Kwong Shing, Frank ***	470	—	—	470
CHENG Mo Chi, Moses	460	—	—	460
CHOW Man Yiu, Paul	455	—	—	455
YIU Kin Wah, Stephen *	255	—	—	255

	1,640	—	—	1,640

1	Mr. YANG Jie was appointed as an executive director and the chairman of the Company with effect from March 21, 2019.
2	Mr. SHANG Bing resigned from his position as an executive director and the chairman of the Company with effect from March 4, 2019.
3	Mr. LI Yue resigned from his position as an executive director and chief executive officer of the Company with effect from October 11, 2019.
4	Mr. WANG Yuhang was appointed as an executive director of the Company with effect from October 24, 2019.
5	Mr. DONG Xin was appointed as an executive director of the Company with effect from March 23, 2017.
6	Mr. SHA Yuejia resigned from his position as executive director of the Company with effect from May 17, 2018.
7	Mr. LIU Aili resigned from his position as executive director of the Company with effect from September 29, 2017.
*	Mr. Stephen YIU Kin Wah was appointed as an independent non-executive director of the Company with effect from March 23, 2017.
**	Dr. YANG Qiang was appointed as an independent non-executive director and a member of the audit committee of the Company with effect from May 17, 2018 and he voluntarily waived his director’s fees.
***	Mr. Frank WONG Kwong Shing resigned from the role of independent non-executive director of the Company with effect from May 17, 2018.
In 2017, 2018 and 2019, executive directors of the Company voluntarily waived their directors’ fees.
The unpaid portion of executive directors’ performance related bonuses for 2019 will be determined based on the evaluation conducted in 2020, and the additional bonuses related to their term of service will be determined based on the evaluation conducted upon the completion of three-year evaluation period. Directors’ remuneration paid during 2019 included directors’ performance related bonuses and additional bonuses related to their term of service for previous years determined and paid during the year.
The Company’s senior management’s remuneration level during 2019, including basic remuneration for the year, performance related bonuses for prior year and additional bonuses related to their three-year term of service, was within the range between RMB1,500,000 to RMB2,000,000.